Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Costs And Expenses By Nature
Schedule of Cost of sales
	2021	2020	2019
Raw material, products for resale, materials and third-party services (*)	(20,869)	(12,699)	(20,694)
Depreciation, depletion and amortization	(9,277)	(8,847)	(12,036)
Production taxes	(11,136)	(5,920)	(9,741)
Employee compensation	(1,882)	(1,729)	(3,261)
Total	(43,164)	(29,195)	(45,732)
(*) It Includes short-term leases and inventory turnover.

Schedule of Selling expenses

	2021	2020	2019
Materials, third-party services, freight, rent and other related costs	(3,542)	(4,163)	(3,664)
Depreciation, depletion and amortization	(610)	(564)	(549)
Allowance for expected credit losses	12	2	(49)
Employee compensation	(89)	(159)	(214)
Total	(4,229)	(4,884)	(4,476)

Schedule of General and administrative expenses

	2021	2020	2019
Employee compensation	(834)	(749)	(1,427)
Materials, third-party services, rent and other related costs	(256)	(252)	(539)
Depreciation, depletion and amortization	(86)	(89)	(158)
Total	(1,176)	(1,090)	(2,124)